Oxford Finance Loan Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Oxford Finance Loan Agreement
7. Oxford Finance Loan Agreement
On February 12, 2020, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Oxford Finance LLC (the “Lender”). Pursuant to the Loan Agreement, a term loan of up to an aggregate principal amount of $60.0 million is available to the Company. A first tranche term loan for $20.0 million was funded on February 12, 2020, and a second tranche term loan for $20.0 million was funded on December 23, 2020. The remaining $20.0 million is still available under the Loan Agreement, at the sole discretion of the Lender.

The term loan bears interest at an annual rate equal to the greater of (i) 7.75% and (ii) the sum of 5.98% and the greater of
(A) one-month
LIBOR or (B) 1.77%. The Loan Agreement provides for interest-only payments until March 1, 2023, and repayment of the aggregate outstanding principal balance of the term loan in monthly installments starting on March 1, 2023 and continuing through February 1, 2025 (the “Maturity Date”). The Company paid a facility fee of $0.1 million upon the funding of the first tranche, paid a facility fee of $75,000 upon funding of the second tranche and must pay a $50,000 facility fee if and when the third loan tranche is funded. The Company will be required to make a final payment fee of 5.00% of the amount of the term loan drawn payable on the earlier of (i) the prepayment of the term loan or (ii) the Maturity Date. At the Company’s option, the Company may elect to prepay the loans subject to a prepayment fee equal to the following percentage of the principal amount being prepaid: 2% if an advance is prepaid during the first 12 months following the applicable advance date, 1% if an advance is prepaid after 12 months but prior to 24 months following the applicable advance date, and 0.5% if an advance is prepaid any time after 24 months following the applicable advance date but prior to the Maturity Date.
In connection with the Loan Agreement, the Company granted the Lender a security interest in all of the Company’s personal property now owned or hereafter acquired, excluding intellectual property (but including the right to payments and proceeds of intellectual property), and a negative pledge on intellectual property. The Loan Agreement also contains certain events of default, representations, warranties and non-financial
covenants of the Company.
In connection with the funding of the first tranche in February 2020, the Company issued the Lender warrants to purchase 27,548 shares of the Company’s common stock at an exercise price per share of $7.26. In connection with the funding of the second tranche in December 2020, the Company issued the Lender warrants to purchase 17,389 shares of the Company’s common stock at an exercise price of $11.50 per share (collectively, the “Oxford Warrants”). The Oxford Warrants are exercisable within five years from their respective dates of issuance.
The Oxford Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the Oxford Warrants do not provide any guarantee of value or return. The Company valued the Oxford Warrants at issuance using the Black-Scholes option pricing model and determined the fair value of the Oxford Warrants to be $0.1 million for the first tranche and $0.2 million for the second tranche. The key inputs to the valuation model included an average volatility of 75.43% for the first tranche and 82.41% for the second tranche, and an expected term of 5.0 years for both tranches.
The Company has the following minimum aggregate future loan payments as of March 31, 2022 (in thousands):

Nine months ending December 31, 2022	$—
Year ending December 31, 2023	16,666
Year ending December 31, 2024	20,000
Year ending December 31, 2025	3,334

Total minimum payments	$40,000
Less unamortized debt discount	(410)
Plus accumulated accretion of final fees	852

Total carrying value of debt	40,442
Less current portion	(1,667)

Long-term debt, net of current portion	$38,775

For the three months ended March 31, 2022 and 2021, interest expense related to the Loan Agreement was approximately $1.0 million and $0.9 million, respectively. For the three months ended March 31, 2022, the current portion of debt is $1.7 million and the long-term portion of debt is $38.8 million as classified on the Co
m
pany’s condensed consolidated balance sheets as of March 31, 2022.

7. Oxford Finance Loan Agreement
On February 12, 2020, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Oxford Finance LLC (the
“Lender”). Pursuant to the Loan Agreement, a term loan of up to an aggregate principal amount of $60.0 million is available to the Company. A
$20.0 million term loan (first tranche) was funded on February 12, 2020, and another $20.0 million term loan (second tranche) was funded on
December 23, 2020. As of December 31, 2021, the final $20.0 million tranche remained available under the Loan Agreement, at the sole discretion of the Lender.

The term loan bears interest at an annual rate equal to the greater of (i) 7.75% and (ii) the sum of 5.98% and the greater of
(A) one-month
LIBOR or (B) 1.77%. The Loan Agreement provides for interest-only payments until March 1, 2023, and repayment of the aggregate outstanding principal balance of the term loan in monthly installments starting on March 1, 2023 and continuing through February 1, 2025 (the “Maturity Date”). The Company paid a facility fee of $0.1 million upon the issuance of the first tranche, paid a facility fee of $75,000 upon the issuance of the second tranche, and must pay a $50,000 facility fee if and when the third tranche is issued. The Company is required to make a final payment equal to 5.00% of the amount of the term loan drawn payable on the earlier of (i) the prepayment of the term loan or (ii) the Maturity Date. At the Company’s option, the Company may elect to prepay the loans subject to a prepayment fee equal to the following percentage of the principal amount being prepaid: 2% if an advance is prepaid during the first 12 months following the applicable advance date, 1% if an advance is prepaid after 12 months but prior to 24 months following the applicable advance date, and 0.5% if an advance is prepaid any time after 24 months following the applicable advance date but prior to the Maturity Date.
In connection with the Loan Agreement, the Company granted the Lender a security interest in all of the Company’s personal property now owned or hereafter acquired, excluding intellectual property (but including the right to payments and proceeds of intellectual property), and a negative pledge on intellectual property. The Loan Agreement also contains certain events of default, representations, warranties and non-financial
covenants of the Company.
In connection with the issuance of the first tranche, the Company issued the Lender warrants to purchase 27,548 shares of the Company’s common stock at an exercise price per share of $7.26 in February 2020. In connection with the issuance of the second tranche, the Company issued the Lender warrants to purchase 17,389 shares of the Company’s common stock at an exercise price of $11.50 per share in December 2020 (collectively, the “Oxford Warrants”). The Oxford Warrants are exercisable within five years from the respective dates of issuance.
The Oxford Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the Oxford Warrants do not provide any guarantee of value or return. The Company valued the Oxford Warrants at issuance using the Black-Scholes option pricing model and determined the fair value of the Oxford Warrants to be $0.1 million for the first tranche and $0.2 million for the second tranche. The key inputs to the valuation model included an average volatility of 75.43% for the first tranche and 82.41% for the second tranche, and an expected term of 5.0 years for both tranches.
The Company has the following minimum aggregate future loan payments as of December 31, 2021 (in thousands):

Year ending December 31, 2022	$—
Year ending December 31, 2023	16,666
Year ending December 31, 2024	20,000
Year ending December 31, 2025	3,334

Total minimum payments	$40,000
Less unamortized debt discount	(459)
Plus accumulated accretion of final fees	716
Less current portion	—

Long-term debt, net of current portion	$40,257

For the year ended December 31, 2021, interest expense related to the Loan Agreement was approximately $3.9 million. The total carrying value of debt is classified as long-term on the Company’s consolidated balance sheets as of December 31, 2021. The carrying value of the outstanding debt facility approximates its f
a
ir value, considering that it bears interest that is similar to prevailing market rates. The debt facility fair value is determined based on the Level 2 fair value hierarchy.